Cost of Revenues - Schedule of Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Revenue [Abstract]
Payroll and related benefits (including share-based compensation)	$ 585	$ 551	$ 896
Raw materials subcontractors and auxiliary materials	832	905	298
Shipping	44	42	48
Royalties to the IIA	99	96	93
Depreciation	186	161	111
Others	94	174	194
Total	$ 1,840	$ 1,929	$ 1,640